OTHER ACCOUNTS RECEIVABLE, NET - Net of impairment losses (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,521,501)	(9,694,456)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,438,261)	(9,616,860)
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets	25,617,225	23,380,573
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	26,002,889	23,762,989
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,171,973	20,255,758
Service concession arrangements [member]
Disclosure of financial assets [line items]
Financial assets	17,812,820	16,153,016
Service concession arrangements [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	17,821,214	16,161,187
Service concession arrangements [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,990,298	12,653,956
Service concession arrangements [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(8,394)	(8,171)
Other accounts receivable at amortized cost, except prepaid expenses [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,181,675	7,601,802
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,171,973	20,255,758
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,171,973	20,255,758
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (385,664)	$ (382,416)